Share capital (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Schedule of Movements in Ordinary Shares, Share Capital and Share Premium
Movements in the Group’s Ordinary shares, share capital and share premium during the six months ended 30 June 2025 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2025	301,805,677	2,826	2,007,058	2,009,884
Capital contribution	7,941,600	79	78,210	78,289
Convertible debt settled with shares	1,295,507	13	14,820	14,833
Settlement of RSUs with shares	558,370	6	2,808	2,814
Balance at 30 June 2025	311,601,154	2,924	2,102,896	2,105,820